Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8: – Subsequent Events

Private Placement Offering

On July 30, 2026, the Company entered into definitive securities purchase agreements for a private placement financing (“July 2026 PIPE Offering”) with accredited investors. Pursuant to the agreement, the Company issued 347,134 Common Shares at a purchase price of $4.033 per share (representing a 20% premium on the closing price of the Company’s common shares on July 30, 2026), resulting in gross proceeds of $1.4 million. In addition, the Company issued common warrants to purchase up to an additional 347,134 common shares at an exercise price of $4.437 per share, expiring five years from the date of issuance. The July 2026 PIPE Offering closed in August 2026.

Successful Pre-IND Meeting with the FDA for NCEL-101

On July 1, 2026, the Company successfully completed a Type B Pre-IND meeting with the U.S. Food and Drug Administration (FDA) regarding its clinical development plan for NCEL-101 in combination with Eledon Pharmaceuticals’ tegoprubart for the treatment of Type 1 Diabetes. The FDA provided positive feedback and consensus on the regulatory pathway, preclinical data, and proposed Phase 1/2a clinical trial design, providing a clear roadmap toward the submission of an Investigational New Drug (IND) application.